DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO THE PROSPECTUS
DATED FEBRUARY 28, 2015 (as supplemented on July 21, 2015)

DFA International Value Portfolio IV
Emerging Markets Portfolio II

The purpose of this Supplement to the Prospectus is to correct typographical errors contained in the discussion of the Portfolios’ fee waiver agreements.

The subsection entitled “Fee Waiver Agreements” on page 18 of the Prospectus is replaced in its entirety as follows:

Fee Waiver Agreements

Effective July 21, 2015, pursuant to a Fee Waiver Agreement for the Portfolios, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

Portfolio	Expense Limitation Amount
DFA International Value Portfolio IV	0.40% of the first $40 million of average daily net assets and 0.20% of the average daily net assets exceeding $40 million
Emerging Markets Portfolio II	0.25%

The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

The date of this Supplement is December 28, 2015

DIMENSIONAL INVESTMENT GROUP INC.

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2015 (as supplemented on July 21, 2015)

DFA International Value Portfolio IV
Emerging Markets Portfolio II

The purpose of this Supplement to the Statement of Additional Information (“SAI”) is to correct typographical errors contained in the discussion of the Portfolios’ fee waiver agreements.

Footnotes 1 and 2 to the table in the section entitled “ADVISORY FEES” on pages 24 and 25 of the SAI are replaced in their entirety with the following footnote:

1
Effective July 21, 2015, pursuant to a Fee Waiver Agreement for each of the Portfolios listed below, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

Portfolio	Expense Limitation Amount
DFA International Value Portfolio IV	0.40% of the first $40 million of average daily net assets of the Portfolio and 0.20% of the average daily net assets exceeding $40 million.
Emerging Markets Portfolio II	0.25%

The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

The date of this Supplement is December 28, 2015